BORROWINGS - Unused loan facilities (Parenthetical) (Details) - Long Term Bank Borrowings $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property and equipment
Debt Instrument
Assets pledged as collateral	¥ 262,740,000	$ 41,230
Land-use rights, net
Debt Instrument
Assets pledged as collateral	24,460,000	3,838
Secured by subsidiary's property and equipment and land-use right | Property and equipment
Debt Instrument
Assets pledged as collateral	124,214,000	19,492	¥ 505,004,000
Secured by subsidiary's property and equipment and land-use right | Land-use rights, net
Debt Instrument
Assets pledged as collateral	96,201,000	15,096	40,034,000
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Property and equipment
Debt Instrument
Assets pledged as collateral	188,553,000	29,588	130,369
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Land-use rights, net
Debt Instrument
Assets pledged as collateral	¥ 15,160,000	$ 2,379	100,966,000
Secured by a subsidiary's stock
Debt Instrument
Restricted cash			¥ 104,400,000